Note 22 - Liabilities under reinsurance and insurance contracts - Technical Reserves by type of insurance product (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	€ 9,500	€ 9,223
INSURANCE OR REINSURANCE ASSETS	414	421
Mathematical reserves [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	8,134	7,961
Provision for unpaid claims reported [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	645	631
Provisions for unexpired risks and other provisions [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	721	631
Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	€ 9,500	€ 9,223